Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2016	2017
	RMB	RMB
Computers and equipment	33,759	55,502
Leasehold improvement	25,913	35,807
Furniture and fixtures	5,708	7,636

Total	65,380	98,945
Less: Accumulated depreciation	(23,804)	(49,936)

Property and equipment, net	41,576	49,009